Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ (27,883)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(22,862,951)	$ (25,224,243)	$ 17,096,141
Derivatives not designated as hedges | Forwards
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(57,874)	255,045	0
Derivatives not designated as hedges | Futures
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(1,871,162)	(1,478,143)	(1,612,650)
Derivatives not designated as hedges | Crude oil options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(3,038,638)	(2,373,131)	4,996,014
Derivatives not designated as hedges | Currency options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(3,592,393)	(4,791,503)	2,698,748
Derivatives not designated as hedges | Interest rate options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	2,664,631	522,241	(1,802,514)
Derivatives not designated as hedges | Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives		0	0
Derivatives not designated as hedges | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(17,511,767)	(17,344,621)	13,770,849
Derivatives not designated as hedges | Crude oil futures swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	0	(146,350)	(176,341)
Derivatives not designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ 572,135	$ 132,219	$ (777,965)